Interim Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Cash flows from operating activities:
Net loss	$ 6,686	$ (6,923)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation	4,562	3,528
Amortization and write-off of special survey costs	266	306
Allowance for credit losses	49
Amortization and write-off of financing costs	229	171
Loss from debt extinguishment	34	458
Gain from financial derivative instruments	(511)	18
Issuance of common stock under the promissory note		55
Changes in assets and liabilities:
Inventories	(1,252)	(385)
Due to related parties	1,596	2,428
Trade accounts receivable, net	(7,368)	(1,282)
Prepayments and other assets	(129)	(127)
Insurance claim receivable	(1,894)
Special survey cost	(442)
Trade accounts payable	655	(933)
Hire collected in advance	918	(726)
Accrued and other liabilities	(222)	(11)
Net cash provided by / (used in) operating activities	3,177	(3,423)
Cash flow from investing activities:
Proceeds from the sale of vessel, net	8,509
Payments for vessel acquisition	(2,995)	(20,000)
Ballast water treatment system installation	(555)	(155)
Vessel additions		(3)
Net cash provided by / (used in) investing activities	4,959	(20,158)
Cash flows from financing activities:
Proceeds from long-term debt		30,500
Repayment of long-term debt	(10,505)	(27,150)
Gross proceeds from issuance of common stock		25,000
Common stock offering costs		(1,860)
Gross proceeds from the issuance of Series A Convertible Preferred units		6,170
Preferred shares offering costs		(512)
Proceeds from exercise of warrants into common shares		202
Repayment of promissory note		(1,000)
Financial derivative instrument		(74)
Payment of financing costs	(1)	(625)
Preferred stock dividends paid	(654)	(318)
Net cash (used in) / provided by financing activities	(11,160)	30,333
Net (decrease) /increase in cash and cash equivalents and restricted cash	(3,024)	6,752
Cash and cash equivalents and restricted cash at the beginning of the period	9,874	4,037
Cash and cash equivalents and restricted cash at the end of the period	6,850	10,789
SUPPLEMENTAL INFORMATION:
Cash paid for interest	2,773	2,298
Unpaid portion of vessel additions		28
Non-cash financing activities-issuance of common stock under the promissory note		1,055
Unpaid portion for common stock offering costs and financing cost		153
Unpaid portion of financing costs		$ 40